Property, Machinery and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2017
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Disclosure of Net Change in Property, Machinery and Equipment

As of December 31, 2017 and 2016, consolidated property, machinery and equipment, net and the changes in such line item during 2017, 2016 and 2015, were as follows:

		2017
		Land and mineral reserves[1]	Building[1]	Machinery and equipment[2]	Construction in progress[3]	Total
Cost at beginning of period	Ps	97,218	51,740	229,717	17,247	395,922
Accumulated depreciation and depletion		(16,301)	(24,224)	(125,263)	—	(165,788)

Net book value at beginning of period		80,917	27,516	104,454	17,247	230,134
Capital expenditures		547	802	8,165	—	9,514
Additions through capital leases		—	—	2,096	—	2,096
Stripping costs		809	—	—	—	809

Total capital expenditures		1,356	802	10,261	—	12,419
Disposals[4]		(347)	(223)	(1,274)	—	(1,844)
Reclassifications[5]		(784)	(82)	(768)	—	(1,634)
Business combinations		2,179	749	3,136	428	6,492
Depreciation and depletion for the period		(2,571)	(1,967)	(9,417)	—	(13,955)
Impairment losses		(202)	(1)	(763)	(18)	(984)
Foreign currency translation effects		(1,895)	908	719	1,800	1,532

Cost at end of period		95,495	53,927	242,636	19,457	411,515
Accumulated depreciation and depletion		(16,842)	(26,225)	(136,288)	—	(179,355)

Net book value at end of period	Ps	78,653	27,702	106,348	19,457	232,160

		2016
		Land and mineral reserves[1]	Building[1]	Machinery and equipment[2]	Construction in progress[3]	Total	2015
Cost at beginning of period	Ps	86,441	48,563	211,232	13,853	360,089	324,210
Accumulated depreciation and depletion		(12,215)	(21,228)	(109,952)	—	(143,395)	(118,668)

Net book value at beginning of period		74,226	27,335	101,280	13,853	216,694	205,542
Capital expenditures		2,149	1,856	8,671	—	12,676	11,454
Additions through capital leases		—	—	7	—	7	63
Capitalization of financial expense		—	—	—	175	175	73
Stripping costs		421	—	—	—	421	723

Total capital expenditures		2,570	1,856	8,678	175	13,279	12,313
Disposals[4]		(388)	(141)	(1,268)	(44)	(1,841)	(2,247)
Reclassifications[5]		(2,029)	(703)	(1,731)	(86)	(4,549)	(3,099)
Business combinations		—	—	—	—	—	4,004
Depreciation and depletion for the period		(2,426)	(2,033)	(9,582)	—	(14,041)	(13,086)
Impairment losses		(671)	(303)	(547)	(378)	(1,899)	(1,145)
Foreign currency translation effects		9,635	1,505	7,624	3,727	22,491	14,412

Cost at end of period		97,218	51,740	229,717	17,247	395,922	360,089
Accumulated depreciation and depletion		(16,301)	(24,224)	(125,263)	—	(165,788)	(143,395)

Net book value at end of period	Ps	80,917	27,516	104,454	17,247	230,134	216,694

1	Includes corporate buildings and related land sold to financial institutions in previous years, which were leased back. The aggregate carrying amount of these assets as of December 31, 2017 and 2016 was Ps1,690 and Ps1,777, respectively.
2	Includes assets, mainly mobile equipment, acquired through finance leases, which carrying amount as of December 31, 2017 and 2016 was Ps2,096 and Ps7, respectively.
3

In July 2014, CEMEX Colombia began the construction of a new cement plant in the municipality of Maceo in the Antioquia department in Colombia with an annual capacity of approximately 1.1 million tons. The first phase included the construction of a cement mill, which began operating in testing phase for some months in 2016 with the supply of clinker from the Caracolito plant in Ibague, and the cement obtained was used in its entirety in the construction of the plant. The next phase, which includes the construction of the kiln, has been completed. In connection with the access road to the plant, the works were suspended meanwhile CEMEX Colombia obtains the permits for its completion. The beginning of commercial operations is subject to the successful conclusion of several ongoing processes related to certain operating permits and other proceedings. As a result of the investigations carried out for the deficiencies found (note 24.1), during the fourth quarter of 2016, CEMEX Colombia reduced construction in progress for Ps483 (US$23), of which, Ps295 (US$14) were recognized as impairment losses against “Other expenses, net,” considering that the assets, mainly advances for the purchase of land through a representative, were considered contingent assets based on the low probability for their recoverability due to deficiencies in the legal processes, and Ps188 (US$9) were decreased against “Other accounts payable” in connection with the cancellation of the portion payable of such assets. CEMEX Colombia determined an initial total budget for the plant of US$340. As of December 31, 2017, the carrying amount of the project, net of adjustments, is for an amount in Colombian pesos equivalent to US$333 (Ps6,543), considering the exchange rates as of December 31, 2017.

4	In 2017, includes sales of non-strategic fixed assets in Mexico, the United States, and Spain for Ps343, Ps223 and Ps220, respectively. In 2016, includes sales of non-strategic fixed assets in the United States, Mexico, and France for Ps317, Ps281 and Ps165, respectively. In 2015, includes the sales of non-strategic fixed assets in the United Kingdom, the United States and Spain for Ps584, Ps451 and Ps417, respectively.
5	In 2017, refers mainly to those assets of the Pacific Northwest Materials Business in the United States for Ps1,634 (note 4.2). In 2016, refers mainly to those assets of the Concrete Pipe Business in the United States for Ps2,747, as well as other disposal groups in the United States reclassified to assets available for sale for Ps1,386 (notes 4.2, 4.3 and 12.1). In 2015, refers to other disposal groups in the United States reclassified to assets available for sale for Ps537 (notes 4.3 and 12.1).

Summary of Recognized Impairment Losses

During the years ended December 31, 2017, 2016 and 2015 impairment losses of fixed assets by countries are as follows:

		2017	2016	2015
Spain	Ps	452	—	392
Czech Republic		157	—	—
United States		153	277	269
Panama		56	—	118
France		50	—	—
Latvia		46	—	126
Mexico		45	46	46
Puerto Rico		—	1,087	172
Colombia		—	454	—
Other countries		25	35	22

	Ps	984	1,899	1,145